Note Goodwill and other intangible assets (Carrying amount of goodwill by reportable segments) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Beginning Balance	$ 627,294	$ 626,388
Goodwill on acquisition	0	0
Purchase accounting adjustments	0	4,707
Goodwill impairment charge	0	(3,801)	$ 0
Ending Balance	627,294	627,294	626,388
Banco Popular de Puerto Rico
Goodwill [Line Items]
Beginning Balance	276,420	280,221
Goodwill on acquisition	0	0
Purchase accounting adjustments	0	0
Goodwill impairment charge	0	(3,801)
Ending Balance	276,420	276,420	280,221
Banco Popular North America
Goodwill [Line Items]
Beginning Balance	350,874	346,167
Goodwill on acquisition	0	0
Purchase accounting adjustments	0	4,707
Goodwill impairment charge	0	0
Ending Balance	$ 350,874	$ 350,874	$ 346,167